UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2017

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 130.8%
Aerospace - 1.6%
CPI International, Inc., 8.75%, 2/15/2018	$290,000	$293,625
KLX, Inc., 5.875%, 12/01/2022 (z)	250,000	263,175
TransDigm, Inc., 6%, 7/15/2022	55,000	56,452
TransDigm, Inc., 6.5%, 7/15/2024	265,000	272,288
TransDigm, Inc., 6.375%, 6/15/2026	40,000	40,400

		$925,940
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.724%, 12/10/2049	$275,000	$20,916

Automotive - 2.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$300,000	$305,250
Gates Global LLC, 6%, 7/15/2022 (n)	205,000	206,538
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	400,000	395,000
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	300,000	311,625
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	150,000	154,500

		$1,372,913
Broadcasting - 3.3%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$160,000	$170,800
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	85,000	85,850
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	305,000	315,864
iHeartMedia, Inc., 9%, 3/01/2021	173,000	140,130
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	250,000	277,500
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	10,000	10,700
Match Group, Inc., 6.375%, 6/01/2024	175,000	189,000
Netflix, Inc., 5.375%, 2/01/2021	250,000	268,125
Netflix, Inc., 5.875%, 2/15/2025	145,000	156,781
Netflix, Inc., 4.375%, 11/15/2026 (n)	125,000	123,906
WMG Acquisition Corp., 4.875%, 11/01/2024 (z)	125,000	126,563

		$1,865,219
Building - 5.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (z)	$210,000	$220,500
Allegion PLC, 5.875%, 9/15/2023	117,000	125,190
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	380,000	397,100
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	290,000	313,563
Gibraltar Industries, Inc., 6.25%, 2/01/2021	250,000	258,125
HD Supply, Inc., 5.75%, 4/15/2024 (n)	270,000	285,525
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	280,000	284,900
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	380,000	390,602
Standard Industries, Inc., 6%, 10/15/2025 (n)	155,000	164,688
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	400,000	416,000

		$2,856,193
Business Services - 2.4%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$260,000	$269,100
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	60,000	59,700
Equinix, Inc., 4.875%, 4/01/2020	190,000	194,750
Equinix, Inc., 5.375%, 1/01/2022	70,000	73,938
Equinix, Inc., 5.375%, 4/01/2023	240,000	249,000
Equinix, Inc., 5.75%, 1/01/2025	40,000	42,400
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	120,000	126,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Iron Mountain, Inc., REIT, 6%, 8/15/2023		$320,000	$338,688

			$1,353,611
Cable TV - 8.4%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$480,000	$505,200
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		200,000	206,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		340,000	352,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		425,000	446,038
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		80,000	83,800
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		125,000	133,750
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		275,000	283,422
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		400,000	411,500
DISH DBS Corp., 5%, 3/15/2023		190,000	195,225
DISH DBS Corp., 5.875%, 11/15/2024		310,000	330,150
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		125,000	119,688
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		140,000	115,150
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		65,000	70,525
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	135,000	163,220
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$125,000	127,813
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		325,000	346,125
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		165,000	168,300
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		250,000	261,250
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	205,250
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		200,000	203,250

			$4,729,156
Chemicals - 2.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$300,000	$306,000
Chemours Co., 6.625%, 5/15/2023		165,000	175,106
Chemours Co., 7%, 5/15/2025		65,000	70,606
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		205,000	232,634
Tronox Finance LLC, 6.375%, 8/15/2020		270,000	274,725
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		245,000	256,025
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		245,000	257,863

			$1,572,959
Computer Software - 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$235,000	$258,400
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		90,000	95,233
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		250,000	255,313
VeriSign, Inc., 4.625%, 5/01/2023		330,000	336,600

			$945,546
Computer Software - Systems - 2.4%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		$140,000	$148,225
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		125,000	131,250
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		30,000	30,431
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		255,000	267,750
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		415,000	422,263
Western Digital Corp., 10.5%, 4/01/2024		290,000	339,300

			$1,339,219
Conglomerates - 4.5%
Amsted Industries Co., 5%, 3/15/2022 (n)		$495,000	$499,950
Apex Tool Group, 7%, 2/01/2021 (n)		285,000	273,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
EnerSys, 5%, 4/30/2023 (n)	$485,000	$493,488
Enpro Industries, Inc., 5.875%, 9/15/2022	330,000	340,313
Entegris, Inc., 6%, 4/01/2022 (n)	360,000	375,300
Gardner Denver, Inc., 6.875%, 8/15/2021 (n)	265,000	272,950

SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	260,000	267,150

		$2,522,751
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$135,000	$31,202

Consumer Products - 1.4%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$320,000	$338,000
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	230,000	236,900
Spectrum Brands, Inc., 6.125%, 12/15/2024	40,000	42,564
Spectrum Brands, Inc., 5.75%, 7/15/2025	185,000	196,563

		$814,027
Consumer Services - 4.4%
ADT Corp., 6.25%, 10/15/2021	$510,000	$556,538
ADT Corp., 4.125%, 6/15/2023	85,000	81,813
Garda World Security Corp., 7.25%, 11/15/2021 (n)	155,000	148,413
Garda World Security Corp., 7.25%, 11/15/2021 (n)	225,000	214,875
Interval Acquisition Corp., 5.625%, 4/15/2023	495,000	511,088
Mobile Mini, Inc., 5.875%, 7/01/2024	275,000	287,375
Monitronics International, Inc., 9.125%, 4/01/2020	240,000	238,800
Service Corp. International, 5.375%, 5/15/2024	190,000	201,286
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	245,000	249,288

		$2,489,476
Containers - 5.4%
Berry Plastics Group, Inc., 5.5%, 5/15/2022	$335,000	$349,238
Berry Plastics Group, Inc., 6%, 10/15/2022	165,000	174,694
Crown American LLC, 4.5%, 1/15/2023	326,000	334,558
Crown American LLC, 4.25%, 9/30/2026 (n)	125,000	120,469
Multi-Color Corp., 6.125%, 12/01/2022 (n)	385,000	402,325
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	351,000	366,795
Reynolds Group, 5.75%, 10/15/2020	130,000	133,900
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	186,525
Reynolds Group, 7%, 7/15/2024 (n)	155,000	166,722
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	346,306
Sealed Air Corp., 5.125%, 12/01/2024 (n)	95,000	99,275
Signode Industrial Group, 6.375%, 5/01/2022 (n)	310,000	318,525
Silgan Holdings, Inc., 5.5%, 2/01/2022	20,000	20,625
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	30,000	30,188

		$3,050,145
Electronics - 0.8%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$155,000	$163,525
Sensata Technologies B.V., 5%, 10/01/2025 (n)	260,000	263,900

		$427,425
Energy - Independent - 7.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (z)	$265,000	$280,238
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	350,000	354,375
Concho Resources, Inc., 5.5%, 4/01/2023	285,000	294,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Consol Energy, Inc., 5.875%, 4/15/2022	$160,000	$156,000
Consol Energy, Inc., 8%, 4/01/2023	295,000	307,538
Continental Resources, Inc., 4.5%, 4/15/2023	340,000	333,200
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	300,000	310,500
Gulfport Energy Corp., 6%, 10/15/2024 (n)	230,000	228,850
Gulfport Energy Corp., 6.375%, 5/15/2025 (z)	85,000	85,425
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	255,000	263,288
Range Resources Corp., 4.875%, 5/15/2025	380,000	359,575
Rice Energy, Inc., 7.25%, 5/01/2023	310,000	327,825
Sanchez Energy Corp., 6.125%, 1/15/2023	275,000	264,000
Seven Generations Energy, 8.25%, 5/15/2020 (n)	155,000	163,138
Whiting Petroleum Corp., 6.25%, 4/01/2023	330,000	330,825

		$4,059,752
Energy - Integrated - 0.3%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$157,000	$177,378

Entertainment - 2.2%
Cedar Fair LP, 5.25%, 3/15/2021	$260,000	$267,475
Cedar Fair LP, 5.375%, 6/01/2024	95,000	98,325
Cinemark USA, Inc., 5.125%, 12/15/2022	165,000	169,950
Cinemark USA, Inc., 4.875%, 6/01/2023	230,000	235,750
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	320,000	328,960
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (z)	145,000	146,450

		$1,246,910
Financial Institutions - 6.6%
Aircastle Ltd., 4.625%, 12/15/2018	$175,000	$181,563
Aircastle Ltd., 5.125%, 3/15/2021	125,000	133,438
Aircastle Ltd., 5.5%, 2/15/2022	235,000	253,506
CIT Group, Inc., 6.625%, 4/01/2018 (n)	319,000	334,153
CIT Group, Inc., 5.5%, 2/15/2019 (n)	280,000	295,050
Credit Acceptance Corp., 7.375%, 3/15/2023	265,000	273,281
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	175,000	177,625
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	520,000	542,100
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	120,000	122,700
Navient Corp., 8%, 3/25/2020	515,000	558,708
Navient Corp., 7.25%, 1/25/2022	350,000	364,875
Navient Corp., 7.25%, 9/25/2023	90,000	92,250
Navient Corp., 6.125%, 3/25/2024	105,000	100,538
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	265,000	276,978

		$3,706,765
Food & Beverages - 2.4%
Aramark Services, Inc. Co., 4.75%, 6/01/2026	$190,000	$190,475
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	330,000	344,850
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	115,000	117,013
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	60,000	60,930
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	250,000	264,375
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	350,000	367,500

		$1,345,143
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$140,000	$79,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 4.7%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$186,000	$191,812
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	340,000	364,310
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	41,850
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	285,000	298,894
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	415,000	427,309
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	80,000	83,500
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	325,000	335,563
MGM Resorts International, 6.625%, 12/15/2021	180,000	200,925
MGM Resorts International, 6%, 3/15/2023	225,000	245,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	311,863
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	140,000	142,975

		$2,644,251
Industrial - 0.7%
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	$375,000	$394,219

Insurance - Health - 0.7%
Centene Corp., 5.625%, 2/15/2021	$115,000	$121,038
Centene Corp., 6.125%, 2/15/2024	235,000	254,975

		$376,013
Machinery & Tools - 2.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$280,900
CNH Industrial Capital LLC, 4.375%, 11/06/2020	395,000	410,800
CNH Industrial N.V., 4.5%, 8/15/2023	160,000	162,480
H&E Equipment Services Co., 7%, 9/01/2022	370,000	389,425

		$1,243,605
Major Banks - 2.7%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$450,000	$480,094
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	405,000	424,238
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	200,000	199,220
UBS Group AG, 6.875%, 12/29/2049	400,000	411,941

		$1,515,493
Medical & Health Technology & Services - 9.7%
AmSurg Corp., 5.625%, 7/15/2022	$265,000	$275,931
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	320,000	280,800
DaVita, Inc., 5.125%, 7/15/2024	100,000	102,063
DaVita, Inc., 5%, 5/01/2025	235,000	236,455
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	95,000	100,700
HCA, Inc., 4.25%, 10/15/2019	185,000	192,400
HCA, Inc., 7.5%, 2/15/2022	380,000	438,425
HCA, Inc., 5.875%, 3/15/2022	420,000	463,575
HCA, Inc., 5%, 3/15/2024	220,000	231,825
HCA, Inc., 5.375%, 2/01/2025	265,000	277,256
HCA, Inc., 5.875%, 2/15/2026	130,000	139,425
HealthSouth Corp., 5.125%, 3/15/2023	305,000	305,000
HealthSouth Corp., 5.75%, 11/01/2024	150,000	153,000
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)	225,000	226,688
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	240,000	248,100
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	200,000	203,000
Quorum Health Corp., 11.625%, 4/15/2023 (n)	200,000	191,500
Tenet Healthcare Corp., 8%, 8/01/2020	480,000	490,800
Tenet Healthcare Corp., 8.125%, 4/01/2022	360,000	377,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 6.75%, 6/15/2023	$210,000	$208,163
Universal Health Services, Inc., 7.625%, 8/15/2020	315,000	316,969

		$5,459,175
Medical Equipment - 1.1%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$250,000	$260,625
Teleflex, Inc., 5.25%, 6/15/2024	225,000	232,313
Teleflex, Inc., 4.875%, 6/01/2026	105,000	105,788

		$598,726
Metals & Mining - 5.2%
Commercial Metals Co., 4.875%, 5/15/2023	$270,000	$276,075
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	195,000	179,400
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (z)	30,000	30,825
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (z)	533,000	562,315
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	95,000	81,225
GrafTech International Co., 6.375%, 11/15/2020	210,000	178,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024	230,000	241,500
Kinross Gold Corp., 5.125%, 9/01/2021	100,000	105,250
Kinross Gold Corp., 5.95%, 3/15/2024	95,000	100,463
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	165,000	175,313
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	150,000	164,250
Steel Dynamics, Inc., 5.125%, 10/01/2021	100,000	103,125
Steel Dynamics, Inc., 5.25%, 4/15/2023	160,000	166,616
Steel Dynamics, Inc., 5.5%, 10/01/2024	100,000	106,380
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	230,000	234,600
Suncoke Energy, Inc., 7.625%, 8/01/2019	29,000	29,290
TMS International Corp., 7.625%, 10/15/2021 (n)	210,000	210,525

		$2,945,652
Midstream - 7.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$345,000	$351,038
Crestwood Midstream Partners LP, 6%, 12/15/2020	225,000	231,469
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	75,000	77,531
Energy Transfer Equity LP, 7.5%, 10/15/2020	420,000	471,975
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	235,000	227,950
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	355,000	449,638
ONEOK, Inc., 7.5%, 9/01/2023	120,000	142,500
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	200,000	217,306
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	450,000	494,897
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	135,000	149,421
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	265,000	290,838
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	240,000	244,200
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	105,000	108,413
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	315,000	328,388
Williams Cos., Inc., 4.55%, 6/24/2024	250,000	253,750

		$4,039,314
Network & Telecom - 2.5%
Centurylink, Inc., 6.45%, 6/15/2021	$140,000	$149,188
Centurylink, Inc., 7.65%, 3/15/2042	170,000	155,550
Frontier Communications Corp., 6.25%, 9/15/2021	175,000	167,125
Frontier Communications Corp., 7.125%, 1/15/2023	65,000	58,825
Frontier Communications Corp., 9%, 8/15/2031	285,000	252,938
Telecom Italia Capital, 6%, 9/30/2034	70,000	69,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	$250,000	$254,375
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	60,000	64,650
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	225,000	237,893

		$1,409,669
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 10/15/2022	$183,000	$158,753
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	75,000	63,656
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	180,000	185,400
Weatherford International Ltd., 8.25%, 6/15/2023	285,000	309,225

		$717,034
Oils - 1.0%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$200,000	$217,000
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	340,000	351,050

		$568,050
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$225,000	$274,500

Pharmaceuticals - 2.7%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$425,000	$411,453
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	295,000	289,100
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	155,000	144,150
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	395,000	367,350
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	125,000	114,844
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	230,000	207,000

		$1,533,897
Precious Metals & Minerals - 1.1%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$350,000	$359,625
Teck Resources Ltd., 4.5%, 1/15/2021	105,000	108,872
Teck Resources Ltd., 8%, 6/01/2021 (n)	95,000	105,806
Teck Resources Ltd., 3.75%, 2/01/2023	65,000	63,362

		$637,665
Printing & Publishing - 2.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$440,000	$453,200
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	260,000	273,000
TEGNA, Inc., 5.125%, 7/15/2020	185,000	191,706
TEGNA, Inc., 4.875%, 9/15/2021 (n)	100,000	102,000
TEGNA, Inc., 6.375%, 10/15/2023	195,000	207,675

		$1,227,581
Real Estate - Healthcare - 1.0%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$320,000	$330,800
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	250,000	252,500

		$583,300
Real Estate - Other - 1.6%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$360,000	$375,300
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	355,000	371,820
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	170,000	176,588

		$923,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$180,000	$186,075

Retailers - 2.0%
Dollar Tree, Inc., 5.75%, 3/01/2023	$360,000	$382,050
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	185,000	183,150
Rite Aid Corp., 9.25%, 3/15/2020	155,000	160,038
Rite Aid Corp., 6.75%, 6/15/2021	65,000	67,763
Rite Aid Corp., 6.125%, 4/01/2023 (n)	170,000	180,141
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	175,000	178,063

		$1,151,205
Specialty Chemicals - 2.4%
A. Schulman, Inc., 6.875%, 6/01/2023 (z)	$275,000	$290,125
Chemtura Corp., 5.75%, 7/15/2021	435,000	451,313
Koppers, Inc., 6%, 2/15/2025 (n)	190,000	197,600
Univar USA, Inc., 6.75%, 7/15/2023 (n)	405,000	424,238

		$1,363,276
Specialty Stores - 1.6%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$320,000	$314,000
Group 1 Automotive, Inc., 5%, 6/01/2022	330,000	339,900
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	235,000	241,463

		$895,363
Supermarkets - 0.7%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$375,000	$397,500

Telecommunications - Wireless - 5.9%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$200,000	$212,750
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	213,000
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	162,054
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	207,000
SFR Group S.A., 7.375%, 5/01/2026 (n)	250,000	259,063
Sprint Capital Corp., 6.875%, 11/15/2028	285,000	303,881
Sprint Corp., 7.875%, 9/15/2023	250,000	278,125
Sprint Corp., 7.125%, 6/15/2024	410,000	442,673
Sprint Nextel Corp., 9%, 11/15/2018 (n)	150,000	164,063
Sprint Nextel Corp., 6%, 11/15/2022	115,000	119,012
T-Mobile USA, Inc., 6.125%, 1/15/2022	35,000	37,013
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	102,078
T-Mobile USA, Inc., 6.25%, 4/01/2021	500,000	516,080
T-Mobile USA, Inc., 6.633%, 4/28/2021	125,000	130,025
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	214,256

		$3,361,073
Telephone Services - 0.8%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$100,000	$102,625
Level 3 Financing, Inc., 5.375%, 5/01/2025	350,000	361,375

		$464,000
Transportation - Services - 0.6%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$210,000	$158,550
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	45,000	42,750
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	148,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)	55,000	11,000

		$360,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 3.1%
Calpine Corp., 5.5%, 2/01/2024	$260,000	$257,400
Calpine Corp., 5.75%, 1/15/2025	180,000	178,200
Covanta Holding Corp., 7.25%, 12/01/2020	265,000	272,288
Covanta Holding Corp., 6.375%, 10/01/2022	70,000	72,188
Covanta Holding Corp., 5.875%, 3/01/2024	235,000	238,525
Dynegy, Inc., 7.375%, 11/01/2022	100,000	98,250
Dynegy, Inc., 8%, 1/15/2025 (n)	65,000	61,750
NRG Energy, Inc., 6.625%, 3/15/2023	330,000	334,125
NRG Energy, Inc., 7.25%, 5/15/2026	245,000	252,044

		$1,764,770
Total Bonds		$73,967,160

Floating Rate Loans (g)(r) - 3.6%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.96%, 2/28/2020	$128,669	$129,216

Broadcasting - 0.2%
Mission Broadcasting, Inc., Term Loan B, 3.77%, 9/26/2023 (o)	$7,516	$7,596
Nexstar Broadcasting, Inc., Term Loan B, 3.77%, 9/26/2023 (o)	79,144	79,985

		$87,581
Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.53%, 10/31/2023	$224,107	$225,663
HD Supply, Inc., Term Loan B, 3.74%, 8/13/2021	71,396	71,864

		$297,527
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.24%, 2/03/2022	$78,055	$78,885

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3%, 8/17/2023	$93,729	$94,080
Sabre, Inc., Term Loan B, 3.88%, 2/19/2019	72,200	72,365

		$166,445
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.53%, 4/30/2021	$121,820	$122,784

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan, 3.4%, 6/23/2022	$68,125	$68,868

Entertainment - 0.3%
Cedar Fair LP, Term Loan B, 3.28%, 3/06/2020	$79,345	$79,841
Six Flags Theme Parks, Inc., Term Loan B, 3.25%, 6/30/2022	72,200	72,809

		$152,650
Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$122,374	$123,196

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/2021	$163,744	$165,620

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.03%, 1/31/2021	$106,580	$106,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$79,361	$79,510

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$268,748	$254,639

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.03%, 5/03/2020	$197,186	$197,186
Total Floating Rate Loans		$2,030,887

Common Stocks - 0.3%
Oil Services - 0.3%
LTR Holdings, Inc. (a)	200	$177,884

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.64% (v)	1,254,719	$1,254,719
Total Investments		$77,430,650

Other Assets, Less Liabilities - (36.9)%		(20,872,202)
Net Assets - 100.0%		$56,558,448

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,715,017 representing 52.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
A. Schulman, Inc., 6.875%, 6/01/2023	12/02/16-1/19/17	$288,865	$290,125
ABC Supply Co., Inc., 5.75%, 12/15/2023	1/26/17-2/22/17	219,419	220,500
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	12/02/16-1/05/17	267,910	280,238
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	5/25/16	28,643	30,825
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10/07/16-2/21/17	561,480	562,315
Gulfport Energy Corp., 6.375%, 5/15/2025	12/15/16	85,000	85,425
KLX, Inc., 5.875%, 12/01/2022	1/09/17-2/21/17	262,818	263,175
Six Flags Entertainment Corp., 4.875%, 7/31/2024	12/08/16-1/12/17	143,983	146,450
WMG Acquisition Corp., 4.875%, 11/01/2024	2/16/17-2/23/17	126,548	126,563
Total Restricted Securities			$2,005,616
% of Net assets			3.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/28/17

Forward Foreign Currency Exchange Contracts at 2/28/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Citibank N.A.	157,614	3/10/17	$169,651	$167,026	$2,625

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$177,884	$177,884
U.S. Corporate Bonds	—	65,305,637	—	65,305,637
Commercial Mortgage-Backed Securities	—	20,916	—	20,916
Foreign Bonds	—	8,640,607	—	8,640,607
Floating Rate Loans	—	2,030,887	—	2,030,887
Mutual Funds	1,254,719	—	—	1,254,719
Total Investments	$1,254,719	$75,998,047	$177,884	$77,430,650

Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$2,625	$—	$2,625

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/16	$—
Change in unrealized appreciation (depreciation)	105,884
Received from a corporate action	72,000
Balance as of 2/28/17	$177,884

The net change in unrealized appreciation (depreciation) from investments held as level 3 at February 28, 2017 is $105,884. At February 28, 2017, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$76,220,644
Gross unrealized appreciation	2,361,481
Gross unrealized depreciation	(1,151,475)
Net unrealized appreciation (depreciation)	$1,210,006

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,699	4,627,441	(5,133,421)	1,254,719

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,289	$1,254,719

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.